Average Annual Total Returns - Federated Hermes International Leaders Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	R 1 Year	R 5 Years	R 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Morgan Stanley Capital International Europe, Australasia and Far East Index(reflects no deduction for fees, expenses or taxes) 1 Year		Morgan Stanley Capital International Europe, Australasia and Far East Index(reflects no deduction for fees, expenses or taxes) 5 Years		Morgan Stanley Capital International Europe, Australasia and Far East Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Foreign Large Blend Funds Average 1 Year		Morningstar Foreign Large Blend Funds Average 5 Years		Morningstar Foreign Large Blend Funds Average 10 Years
Total	9.12%	6.32%	5.52%	9.08%	6.09%	5.36%	5.40%	5.03%	4.50%	8.99%	6.39%	5.48%	13.55%	6.71%	5.31%	15.26%	7.34%	5.95%	15.77%	7.81%	6.39%	15.81%	7.87%	6.36%	7.82%	[1]	7.45%	[1]	5.51%	[1]	9.30%	[1]	7.57%	[1]	5.33%	[1]

[1]	The Morgan Stanley Capital International Europe, Australasia and Far East Index is an equity index which captures large- and mid-cap representation across developed market countries around the world, excluding the U.S. and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.